Trade receivables and contract assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade receivables and contract assets
18. Trade receivables and contract assets

Trade receivables	December 31,
in €‘000	2020	2021
Trade receivables	27,646	36,347
Trade receivable from associates	648	1,786
Allowance for expected credit losses	(4,482)	(4,190)

Total	23,812	33,943

Contract assets	December 31,
in €‘000	2020	2021
Contract assets	23,890	40,800
Allowance for expected credit losses	(115)	(183)

Total	23,775	40,617

The significant increase in the contract assets is related to the larger amount of services rendered to customers.
The movement in the allowance for ECL in respect of trade receivables and contract assets during the year are as follows:

in €‘000	2020	2021
Balance as of January 1,	(3,194)	(4,597)
Provision for expected credit losses	(2,947)	(288)
Net amounts written off / recovered	1,544	512

Balance as of December 31,	(4,597)	(4,373)